ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.8%
Biotechnology	3.1%
Corteva Inc.		742,375	$49,761,396
Commercial Services	4.3%
RB Global Inc.		199,544	20,527,091
TransUnion		579,714	49,710,476
			70,237,567
Computers	3.2%
Gartner Inc.(a)		206,717	52,150,565
Cosmetics/Personal Care	8.5%
Estée Lauder Cos. Inc. - Class A		523,584	54,829,716
Kenvue Inc.		3,508,308	60,518,313
Unilever PLC		348,520	22,813,648
			138,161,677
Diversified Financials	3.2%
Intercontinental Exchange Inc.		325,113	52,655,301
Entertainment	17.7%
Live Nation Entertainment Inc.(a)		408,174	58,164,795
TKO Group Holdings Inc.		158,424	33,110,616
Universal Music Group NV		546,465	14,276,233
Warner Bros Discovery Inc.(a)		4,142,298	119,381,028
Warner Music Group Corp. - Class A		2,067,880	63,421,880
			288,354,552
Food	0.1%
Magnum Ice Cream Co. NV(a)		78,417	1,254,792
Healthcare Products	4.7%
Solventum Corp.(a)		972,720	77,078,333
Household Products/Wares	1.9%
Reckitt Benckiser Group PLC		385,079	31,154,419
Insurance	5.8%
Aon PLC - Class A		165,373	58,356,824
Ryan Specialty Holdings Inc.		689,779	35,613,290
			93,970,114
Internet	2.7%
Airbnb Inc. - Class A(a)		320,617	43,514,139
Internet Software & Services	7.4%
eBay Inc.		587,113	51,137,543
Zillow Group Inc. - Class A(a)		134,562	9,181,165
Zillow Group Inc. - Class C(a)		870,987	59,418,733
			119,737,441
Machinery - Diversified	1.9%
Otis Worldwide Corp.		347,146	30,323,203
Media	9.3%
Fox Corp. - Class A		752,972	55,019,664
Fox Corp. - Class B		320,381	20,802,338

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
News Corp. - Class A		2,134,094	$55,742,535
News Corp. - Class B		655,534	19,423,473
			150,988,010
Pharmaceuticals	12.5%
Bristol Myers Squibb Co.		1,548,874	83,546,263
Johnson & Johnson		351,708	72,785,971
Novartis AG - REG		334,046	46,220,732
			202,552,966
Software	2.9%
Salesforce Inc.		175,368	46,456,737
Tobacco	6.4%
British American Tobacco PLC		904,875	51,399,270
Philip Morris International Inc.		327,266	52,493,466
			103,892,736
Toys/Games/Hobbies	1.2%
Nintendo Co. Ltd.		297,570	20,127,389
TOTAL COMMON STOCKS (Cost $1,087,781,778)			1,572,371,337
TOTAL INVESTMENTS (Cost $1,087,781,778)	96.8%		1,572,371,337
NET OTHER ASSETS (LIABILITIES)	3.2%		52,112,394
NET ASSETS	100.0%		$1,624,483,731

(a)Non-income producing security.

Abbreviations:
REG – Registered
At December 31, 2025, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	80.4%
United Kingdom	6.5
Ireland(b)	3.6
Switzerland	2.8
Canada(b)	1.3
Japan	1.2
Netherlands	1.0
Total	96.8%

(b)RB Global Inc. is incorporated in Canada and Aon PLC is incorporated in Ireland; however, their primary listings are on the New York Stock Exchange (NYSE) in the United States. Independent Franchise Partners, LLC therefore defines both as United States equities, consistent with the terms set out in the prospectus.